Note 24 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
2
4
.
Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for unrealized gains and losses securities available for sale for the years ended
December 31, 2019
and
2018
are as follows:

(dollars in thousands)	2019	2018

Beginning Balance	$(8,190)	$(6,492)
Other comprehensive loss before reclassification	8,629	(1,606)
Amounts reclassified from accumulated other comprehensive income	(77)	(92)
Net current period other comprehensive income (loss)	8,552	(1,698)
Ending Balance	$362	$(8,190)